Summary Of Significant Accounting Policies (Advertising Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Advertising expense	$ 409.2	$ 357.2	$ 340.2